Right-of-Use Asset - Schedule of right of use assets (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Office lease	$ 319,133	$ 319,133
Less accumulated depreciation	(133,808)	(106,378)
Right-of-use asset, net	$ 185,325	$ 212,755